Borrowings - Repayment Terms and Covenants (Details)	12 Months Ended
Dec. 31, 2016
Navios Holdings borrowings
Debt Instrument [Line Items]
Debt Instrument Covenant Description	The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings' vessels; changing the commercial and technical management of certain Navios Holdings' vessels; selling or changing the ownership of certain Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2019 Notes and the 2022 Notes. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together, own less than 20% of the outstanding share capital of Navios Holdings.
Senior Notes due 2019 | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	The 2019 Co-Issuers have the option to redeem the 2019 Notes in whole or in part, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in February 2017, plus accrued and unpaid interest, if any. In addition, upon the occurrence of certain change of control events, the holders of the 2019 Notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the 2019 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Senior Notes due 2019 | Navios Logistics
Debt Instrument [Line Items]
Repayment terms	After the purchase by the Logistics Co-Issuers of all of the 2019 Logistics Senior Notes validly tendered and not validly withdrawn prior to the consent payment deadline, the Logistics Co-Issuers redeemed for cash all the 2019 Logistics Senior Notes that remained outstanding after the completion of the Tender Offer, plus accrued and unpaid interest to, but not including, the redemption date.
2022 Notes | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	The guarantees of the Company's subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the 2022 Co-Issuers have the option to redeem the 2022 Notes in whole or in part, at any time on or after January 15, 2017, at a fixed price of 105.531%, which price declines ratably until it reaches par in 2020.
Debt Instrument Covenant Description	Furthermore, upon occurrence of certain change of control events, the holders of the 2022 Notes may require the 2022 Co-Issuers to repurchase some or all of the notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the 2022 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2022 Co-Issuers were in compliance with the covenants as of December 31, 2016.
Loan Facility Credit Agricole ($40,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	As of December 31, 2016, the outstanding amount under the loan facility was repayable in 11 semi-annual equal installments of $700 after the drawdown date, with a final balloon payment of $7,450 on the last payment date.
Loan Facility DVB Bank SE ($72,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	As of December 31, 2016, the first tranche is repayable in 13 quarterly installments of $362, with a final balloon payment of $14,400 on the last repayment date, the second tranche is repayable in 14 quarterly installments of $269, with a final balloon payment of $6,354 on the last repayment date and the third tranche is repayable in 14 quarterly installments of $469, with a final balloon payment of $18,750 on the last repayment date.
Loan Facility DVB Bank SE ($40,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	The facility bears interest at a rate of LIBOR plus 325 basis points. As of December 31, 2016, the facility is repayable in 8 quarterly installments of $1,000, with a final balloon payment of $20,000 payable on the last repayment date.
Loan Facility Credit Agricole ($22,500) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	The two tranches are repayable in four and five equal semi-annual installments of $563, respectively, with a final balloon payment of $5,625 on the last repayment date for each tranche respectively.
Other long-term loans | Navios Logistics
Debt Instrument [Line Items]
Repayment terms	The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.
2022 Logistics Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Repayment terms	The Logistics Co-Issuers have the option to redeem the 2022 Logistics Senior Notes in whole or in part, at their option, at any time (i) before May 1, 2017, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after May 1, 2017, at a fixed price of 105.438%, which price declines ratably until it reaches par in 2020. At any time before May 1, 2017, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2022 Logistics Senior Notes with the net proceeds of an equity offering at 107.250% of the principal amount of the 2022 Logistics Senior Notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the 2022 Logistics Senior Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the 2022 Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the 2022 Logistics Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Debt Instrument Covenant Description	The indenture governing the 2022 Logistics Senior Notes contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries.
Loan Facility Alpha Bank ($31,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	As of December 31, 2016, the facility is repayable in 24 quarterly installments of $450, with a final balloon payment of $16,600 on the last repayment date.
Loan Facility Credit Agricole ($23,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	As of December 31, 2016, the outstanding amount under the loan facility was repayable in 11 semi-annual equal installments of $700 after the drawdown date, with a final balloon payment of $7,450 on the last payment date.
Loan Facility Credit Agricole ($23,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	As of December 31, 2016, the facility is repayable in 11 semi-annual equal installments of $681, with a final balloon payment of $7,264 on the last payment date.